N-2	Mar. 07, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001901164
Amendment Flag	false
Securities Act File Number	814-01561
Document Type	8-K
Entity Registrant Name	T. Rowe Price OHA Select Private Credit Fund
Entity Address, Address Line One	1 Vanderbilt Avenue, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	326-1500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On March 7, 2024, T. Rowe Price OHA Select Private Credit Fund (the “Company”) entered into a Master Note Purchase Agreement (the “Note Purchase Agreement”) governing the issuance of $300,000,000 in aggregate principal amount of Series 2024A Senior Notes, due March 7, 2029, with a fixed interest rate of 7.77% per year (the “Notes”), to qualified institutional investors in a private placement.
Long Term Debt, Title [Text Block]	Series 2024A Senior Notes, due March 7, 2029, with a fixed interest rate of 7.77% per year
Long Term Debt, Principal	$ 300,000,000
Long Term Debt, Structuring [Text Block]	Interest on the Notes will be due semiannually on January 15 and July 15 each year, beginning on January 15, 2025. The Notes may be redeemed in whole or in part at any time or from time to time at the Company’s option at par plus accrued interest to the prepayment date and, if applicable, a make-whole premium. In addition, the Company is obligated to offer to prepay the Notes at par plus accrued and unpaid interest up to, but excluding, the date of prepayment, if certain change in control events occur. The Notes are general unsecured obligations of the Company that rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by the Company.
Long Term Debt, Dividends and Covenants [Text Block]	The Note Purchase Agreement contains customary terms and conditions for senior unsecured notes issued in a private placement, including, without limitation, affirmative and negative covenants such as (i) information reporting, (ii) maintenance of the Company’s status as a BDC within the meaning of the 1940 Act, (iii) a minimum net worth of $300,000,000, and (iv) a minimum asset coverage ratio of 1.50 to 1.00.